Segment Information (Reconciliation Of Segment Rental Revenues To Consolidated Entity) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Institutional capital management and other fees									$ 4,291	$ 4,133	$ 2,701
Total revenues	63,865	62,013	59,689	58,829	55,782	56,414	54,652	53,912	244,396	220,760	222,561
Rental Revenues For Segments [Member]
Segment Reporting Information [Line Items]
Rental revenues									240,105	216,627	219,860
Institutional capital management and other fees									4,291	4,133	2,701
Total revenues									244,396	220,760	222,561
Rental Revenues For Segments [Member] | East [Member]
Segment Reporting Information [Line Items]
Total rental revenues from operating properties in continuing operations									85,923	76,476	74,703
Rental Revenues For Segments [Member] | Central [Member]
Segment Reporting Information [Line Items]
Total rental revenues from operating properties in continuing operations									98,942	96,628	99,264
Rental Revenues For Segments [Member] | West [Member]
Segment Reporting Information [Line Items]
Total rental revenues from operating properties in continuing operations									$ 55,240	$ 43,523	$ 45,893